Commitments and contingencies - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases
2018	$ 10.1
2019	9.0
2020	4.9
2021	3.7
2022 and after	8.3
Total	36.0
Rent expense	$ 10.2	$ 6.2	$ 6.4